Share-Based Compensation - Common Stock Reserved (Details) - shares	Mar. 31, 2022	Mar. 21, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of convertible preferred stock (in shares)	0		86,815,192	22,520,015
Warrants to purchase convertible preferred stock (in shares)	0		3,540,546	1,133,725
Warrants to purchase stock (in shares)			74,895	74,895
Shares available for grant (in shares)			363,095	1,861,856
Stock options issued and outstanding (in shares)	14,960,960		15,712,434	3,209,063
Total shares of common stock reserved	61,560,172		107,435,982	28,799,554
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)	0		1,133,920
Stock options issued and outstanding (in shares)	14,960,960		15,712,433
Total shares of common stock reserved	0
2022 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)	12,899,504		0
Stock options issued and outstanding (in shares)	0		0
Total shares of common stock reserved	12,899,504
2022 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)	4,072,000		0
Private Placement Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding warrants (in shares)	7,386,667		0
Public Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding warrants (in shares)	18,466,604	13,800,000	0
Common Stock and Preferred Stock Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase stock (in shares)	3,774,437		233,891